Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000117741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000117741 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000117741 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000117741 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000117741 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000117741 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000117741 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000117741 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000117741 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000117741 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117741 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000117741 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000117741 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000126621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000126621 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000126621 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126621 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000126621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000126621 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000126621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126621 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000126621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126621 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000126621 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000126621 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126621 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000126621 [Member] | Affiliated Equity Registered Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000130259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000130259 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130259 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000130259 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000130259 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000130259 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000130259 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000130259 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130259 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000130259 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130259 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000130259 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000130259 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000153419 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000153419 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000153419 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153419 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153419 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000153419 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000153419 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153419 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153419 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153419 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000153419 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153419 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000153419 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153419 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153419 [Member] | Affiliated Equity Registered Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000197763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000197763 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197763 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000197763 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000197763 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000197763 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000197763 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000197763 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000197763 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000197763 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000197763 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000197763 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000197763 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000197763 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000197763 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197763 [Member] | Affiliated Equity Registered Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000153420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000153420 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153420 [Member] | Affiliated Equity Registered Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000153420 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000162939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000162939 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000162939 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162939 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000162939 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000162939 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000162939 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000162939 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000162939 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000162939 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000162939 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000162939 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162939 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162939 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000176940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176940 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176940 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000176940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000176940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000176940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000176940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000176940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000176940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000176940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176940 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000176940 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%